Note 11 - Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Lease Commitments (Details) [Line Items]
Operating Leases, Rent Expense	$ 28,000	$ 27,000
Branch Office Space Beginning April 2015 [Member]
Note 11 - Lease Commitments (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Renewal Term	5 years
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 19,000
Operating Leases, Future Minimum Payments, Due in Two Years	19,000
Operating Leases, Future Minimum Payments, Due in Three Years	19,000
Operating Leases, Future Minimum Payments, Due in Four Years	19,000
Operating Leases, Future Minimum Payments, Due in Five Years	$ 19,000
Nevads Lease Office Renewal Each October [Member]
Note 11 - Lease Commitments (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Renewal Term	1 year